CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (1,155,970)	$ (86,348)	$ (100,906)	$ (22,964)	$ (252,100)	$ (105,133)	$ (50,872)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	931	777	612	512	3,606	1,990	1,055
Net amortization of debt premium and discount			(1,098)	2,616	(4,478)	8,837	9,392
Loss on impairment of goodwill	1,096,305	0
(Gain) loss on financial instruments, net	3,461	12,020	56,011	2,180	51,421	(31,837)	30,670
Return on investments in alternative assets held by Customer ExAlt Trusts	0	45	173	551	12,409	8,745	3,683
Investment (income) loss, net	(500)	25,117	10,811	(2,091)	54,010	(15,534)	(132,620)
Non cash interest expense			899	1,796	11,223	13,188	11,045
Non cash interest income	(108)	(82)	(73)	(67)	(359)	(881)	(875)
Non cash share-based compensation	27,001	3,507	2,828	5,007	10,085	23,153	107,808
Provision for credit losses	0	18,790	9,383	0	20,580	18,755	0
Provision for deferred taxes	0	397	1,072	(273)	(1,072)	0	3,459
Changes in assets and liabilities:
Changes in other assets	(1,102)	(11,408)	10,021	256	(13,013)	(16,992)	(2,258)
Changes in accounts payable and accrued expenses	12,031	(1,622)	(1,002)	(5,198)	11,236	5,194	1,977
Changes in other liabilities and deferred revenue	256	39	(63)	(45)	(319)	(501)	(207)
Loss on extinguishment of debt, related parties			0		0	34,013	0
Non cash forfeiture of vested share-based compensation						0	(36,267)
Write-off of deferred financing costs for equity and fixed assets			0	0	1,653
Net cash used in operating activities	(13,910)	(37,080)	(11,332)	(17,720)	(95,118)	(57,003)	(54,010)
Cash flows from investing activities:
Return of investments in alternative assets held by Customer ExAlt Trusts	12,005	19,309	13,280	9,476	72,551	51,403	20,394
Purchase of investments in alternative assets held by Customer ExAlt Trusts	(256)	(948)
Purchase of premises and equipment	(523)	(338)	(975)	(720)	(2,077)	(4,203)	(3,221)
Purchase of put options	0	(7,451)	0	0	(7,451)	0	(14,775)
Purchase of investments in alternative assets held by Customer ExAlt Trusts			0	(4,452)	(2,589)	(4,452)	(8,378)
Proceeds from sale of public equity securities held by Customer ExAlt Trusts			0	0	2,583
Proceeds from sale of put options held by Ben						1,843	0
Purchase of debt securities of related party			(815)	0	0
Net cash provided by investing activities	11,226	10,572	11,490	4,304	63,017	44,591	(5,980)
Cash flows from financing activities:
Payments on Customer ExAlt Trust loan payable	(3,056)	(4,791)	(3,822)	0	(17,907)
Payment of deferred financing costs for equity	(3,153)	(785)	0	(185)	(6,116)	(517)	(633)
Payment of employee income taxes on restricted equity units	(84)	(992)	(33)	(1,228)	(1,125)	(1,464)	(1,554)
Proceeds from de-SPAC merger	24,761	0
Payment for prepaid forward purchase agreement	(20,038)	0
Proceeds from Customer ExAlt Trust loan payable			72,500	0	0
Issuance of BCH Preferred Series C Unit Accounts to related party			0	14,800	0	14,800	130,200
Payment of deferred financing costs for debt	0	0	(8,628)	(100)	0	(1,114)	(3,207)
Purchase of noncontrolling interest			0	0	(131)	0	(5,592)
Proceeds from borrowings on debt due to related parties						17,950	0
Payments on debt due to related parties			(4,391)	0	(750)	0	(75,356)
Net cash (used in) provided by financing activities	(2,983)	(10,361)	55,626	13,287	(34,459)	14,855	43,858
Net (decrease) increase in cash, cash equivalents, and restricted cash	(5,667)	(36,869)	55,784	(129)	(66,560)	2,443	(16,132)
Cash, cash equivalents, and restricted cash at beginning of period	9,545	76,105	20,321	17,878	76,105	17,878	34,010
Cash, cash equivalents, and restricted cash at end of period	3,878	39,236	76,105	17,749	9,545	20,321	17,878
Nonrelated Party
Adjustments to reconcile net loss to net cash used in operating activities:
Net amortization of debt premium and discount	(1,287)	(1,065)
(Gain) loss on financial instruments, net	3,461	12,020
Non cash interest expense	5,072	2,753
Preferred Series B Subclass 2
Cash flows from financing activities:
Redemption of Preferred Unit Accounts	(1,413)	0	0	0	(4,637)
Preferred Series A Subclass 1
Cash flows from financing activities:
Redemption of Preferred Unit Accounts	$ 0	$ (3,793)	$ 0	$ 0	$ (3,793)
Preferred Series C
Cash flows from financing activities:
Redemption of Preferred Unit Accounts						$ (14,800)	$ 0